Capital and Reserves - Share Capital (Details) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Nov. 28, 2023
Capital and reserves [Abstract]
Number of shares capital (in shares)	612,710,079
Share capital (in ARS per share)	$ 1
Share capital, shares outstanding	$ 612,710
Share capital, paid-in	$ 612,710	$ 612,710	$ 327,849
Votes per share issued (votes per share)	1